Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Restricted Cash [Abstract]
Schedule of restricted cash
	December 31, 2020	December 31, 2019
Bank deposits used to pledge the bank acceptance notes and letters of credit issued by the Company (A)	$-	$695,548
Bank deposits judicially frozen by the court as a result of legal proceedings	$182,515	$890,403	*
Deposit in an escrow account (B)	$-	$500,000